INVESTMENT IN FINANCE LEASE (Details) $ in Thousands	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel
Vessels Accounted for as Sales Type Leases [Abstract]
Number of vessels leased to third parties on time charter classified as investment in finance lease | vessel	1	1
Components of the investment in sales-type leases [Abstract]
Net minimum lease payments receivable	$ 22,070	$ 33,563
Estimated residual values of leased property (unguaranteed)	10,821	10,821
Less: finance lease interest income	(1,983)	(3,731)
Total investment in sales-type lease	30,908	40,653
Current portion	9,126	9,745
Long-term portion	21,782	30,908
Total investment in sales-type lease	30,908	$ 40,653
Future minimum gross revenues [Abstract]
2018	10,419
2019	11,493
2020	158
2021	0
2022	0
Thereafter	0
Total minimum lease revenues	$ 22,070